UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      November 15, 2010
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $472,589 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
September 30, 2010

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC         COM            00484M106 $14,034 425,000   SH        Sole                425,000
ALLERGAN INC                    COM            018490102 $19,959 300,000   SH        Sole                300,000
ALLSCRIPTS MISYS HEALTHCARE     COM            01988P108 $18,470 1,000,000 SH        Sole                1,000,000
AUXILIUM PHARMACEUTICALS INC    COM            05334D107 $16,727 675,000   SH        Sole                675,000
C R BARD INC                    COM            067383109 $18,322 225,000   SH        Sole                225,000
CAREFUSION CORP                 COM            14170T101 $17,388 700,000   SH        Sole                700,000
CELERA CORP                     COM            15100E106 $15,839 2,350,000 SH        Sole                2,350,000
CENTENE CORP DEL                COM            15135B101 $18,872 800,000   SH        Sole                800,000
CEPHALON INC                    COM            156708109 $26,537 425,000   SH        Sole                425,000
CEPHEID	                        COM            15670R107 $18,710 1,000,000 SH        Sole                1,000,000
CERNER CORP                     COM            156782104 $18,898 225,000   SH        Sole                225,000
CUBIST PHARMACEUTICALS INC      COM            229678107 $18,712 800,000   SH        Sole                800,000
EDWARDS LIFESCIENCES CORP       COM            28176E108 $18,438 275,000   SH        Sole                275,000
GENZYME CORP                    COM            372917104 $17,698 250,000   SH        Sole                250,000
HUMAN GENOME SCIENCES INC       COM            444903108 $17,874 600,000   SH        Sole                600,000
KINETIC CONCEPTS INC            COM            49460W208 $19,205 525,000   SH        Sole                525,000
KING PHARMACEUTICALS INC        COM            495582108 $24,900 2,500,000 SH        Sole                2,500,000
ONYX PHARMACEUTICALS INC        COM            683399109 $17,147 650,000   SH        Sole                650,000
PERKINELMER INC                 COM            714046109 $20,247 875,000   SH        Sole                875,000
PSS WORLD MEDICAL INC           COM            69366A100 $19,776 925,000   SH        Sole                925,000
QUEST DIAGNOSTICS INC           COM            74834L100 $20,188 400,000   SH        Sole                400,000
SHIRE PHARMACEUTICALS GROUP     COM            82481R106 $21,866 325,000   SH        Sole                325,000
THORATEC LABORATORIES CORP      COM            885175307 $17,011 460,000   SH        Sole                460,000
UNITED THERAPEUTICALS CORP      COM            91307C102 $17,363 310,000   SH        Sole                310,000
WELLPOINT INC                   COM            94973V107 $18,408 325,000   SH        Sole                325,000